Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended
	Jun. 30, 2018 USD ($) Number	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,043,874	$ 2,327,865	$ 3,260,808	$ 3,752,375
Allowance for doubtful accounts	2,884,899		$ 2,981,705	$ 2,625,765
Recognized revenue	736,000	1,379,000
Stock based compensation expenses	$ 312,000	$ 247,000
Number of reportable segments | Number	2